Income tax incurred and deferred: (Tables)	12 Months Ended
Dec. 31, 2021
Income tax incurred and deferred:
Schedule of IT provision - Mexico

	December 31,
	2019		2020		2021
Mexico:
Current IT	Ps.	1,864,384	Ps.	631,471	Ps.	1,749,031
Deferred IT		57,023		117,924		(128,254)
IT provision Mexico	Ps.	1,921,407	Ps.	749,395	Ps.	1,620,777
Aerostar:
Current Income Tax	Ps.	433	Ps.	(16)	Ps.	886
Deferred Income Tax		38,146		42,546		37,979
IT provision Aerostar	Ps.	38,579	Ps.	42,530	Ps.	38,865
Airplan:
Current IT	Ps.	110,910	Ps.	2,916	Ps.	74,862
Deferred IT		(92,794)		(65,686)		(5,997)
IT provision Airplan	Ps.	18,116	Ps.	(62,770)	Ps.	68,865
Total IT provision	Ps.	1,978,102	Ps.	729,155	Ps.	1,728,507

Schedule of reconciliation between statutory and effective income tax rates

	December 31,
	2019		2020		2021

Consolidated income before provision for IT	Ps.	7,661,741	Ps.	2,855,692	Ps.	8,126,035
Plus (less):
Net (loss) income before taxes of Airplan and Aerostar		(843,352)		(65,672)		(1,418,186)
Net (loss) income before taxes of subsidiaries in Mexico not subject to IT		(100,793)		4,337		(170,247)
Income before provisions for income taxes		6,717,596		2,794,357		6,537,602
Statutory IT rate		30%		30%		30%
IT that would result from applying the IT rate to book profit before income taxes		2,015,279		838,307		1,961,281
Non-deductible items and other permanent differences		11,941		10,496		7,853
Annual adjustment for tax inflation		(12,783)		(18,958)		(33,603)
Accounting disconnect inflation		(93,030)		(80,450)		(314,754)
Effect by difference in rate of IT Aerostar		38,579		42,530		38,865
Effect by difference in rate of IT Airplan		18,116		(62,770)		68,865
IT provision	Ps.	1,978,102	Ps.	729,155	Ps.	1,728,507
Effective IT rate		29%		26%		26%

Schedule of principal temporary differences with respect to deferred tax

	Year ended
	December 31,
	2020		2021

Deferred income tax asset:
Temporary liabilities	Ps.	31,019	Ps.	57,201
Fair value of long-term debt (Bank loan)		162,574		149,120
Allowance for doubtful accounts		66,609		57,962
		260,202		264,283
Deferred income tax payable:
Fixed and intangible assets (*)		(3,198,632)		(3,111,403)
Temporary assets		(226,106)		(197,104)
Amortization of expenses		(609)		(408)
		(3,425,347)		(3,308,915)
Deferred income tax liability - Net	Ps.	(3,165,145)	Ps.	(3,044,632)

(*)Includes Ps. 1,032,799 and Ps.1,100,265 from Aerostar from the periods 2020 and 2021, and Ps.647,571 and Ps.587,845 from Airplan in 2020 and 2021, respectively.

Schedule of net movements of the deferred tax asset and liability

	Impairment
	provision				Foreign
	of loan		Concession		Currency
	portfolio		Assets		Conversion		Others		Total

Balances as of December 31, 2019	Ps.	(34,296)	Ps.	3,016,922	Ps.	(42,814)	Ps.	64,772	Ps.	3,004,584
Revaluation effect by conversion Airplan and Aerostar						141,236		(75,459)		65,777
Consolidated income statement:
Airplan		(11,390)		(73,994)		(461)		20,159		(65,686)
Aerostar				43,767		(1,221)				42,546
México		(20,923)		115,197				23,650		117,924
		(32,313)		84,970		(1,682)		43,809		94,784
Balances as of December 31, 2020	Ps.	(66,609)	Ps.	3,101,892	Ps.	96,740	Ps.	33,122	Ps.	3,165,145
Conversion revaluation effect Airplan and Aerostar						(61,018)		36,777		(24,241)
Consolidated income statement:
Airplan		11,390		28,642		(1,089)		(44,940)		(5,997)
Aerostar				39,709		(1,730)				37,979
México		(2,743)		(91,743)				(33,768)		(128,254)
		8,647		(23,392)		(2,819)		(78,708)		(96,272)
Balances as of December 31, 2021	Ps.	(57,962)	Ps.	3,078,500	Ps.	32,903	Ps.	(8,809)	Ps.	3,044,632

Schedule of Aerostar tax loss carry forwards

			Year of
Year of loss	Amount		expiration
2012	Ps.	7,085	2022
2013		37,256	2023
2014		25,545	2024
2015		28,520	2025
2016		27,745	2026
2017		22,372	2027
2018		10,900	2028
2020		30,725	2030
Total	Ps.	190,148

Schedule of Temporal differences not recognized

	December 31,
	2020		2021
Undistributed utilities	Ps.	3,200,543	Ps.	4,903,164
Tax rate		30%		30%
Deferred income tax liabilities unrecognized with the previous temporary differences	Ps.	960,163	Ps.	1,470,949